UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02151

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Bancroft Fund Ltd.

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(Exact name of registrant as specified in charter)

65 Madison Avenue, Morristown, New Jersey 07960-7308

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(Address of principal executive offices) (Zip code)

Thomas H. Dinsmore

Bancroft Fund Ltd.

65 Madison Avenue

Morristown, New Jersey 07960-7308

(Name and address of agent for service)

Copy to:

Steven B. King, Esq.

Ballard Spahr LLP

1735 Market Street, 51st Floor

Philadelphia, PA 19103-7599

Registrant's telephone number, including area code: 973-631-1177

Date of fiscal year end:  October 31, 2011

Date of reporting period:  January 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS.

Bancroft Fund Ltd. - Schedule of Investments - unaudited January 31, 2011
	Principal Amount	Value

Convertible Bonds and Notes - 67.8%

Aerospace and Defense - 1.7%
Alliant Techsystems, Inc., 2.75%, Due 9/15/11, (BB)	$1,000,000	$1,015,000
Kaman Corp., 3.25%, Due 11/15/17, (BBB) (1)	750,000	807,188
		1,822,188
Automotive - 1.5%
Titan International, Inc., 5.625%, Due 1/15/17, (B)	750,000	1,590,938
Computer Hardware - 3.3%
EMC Corp., 1.75%, Due 12/1/13, (A)	1,900,000	3,087,500
Netapp, Inc., 1.75%, Due 6/1/13, (A)	250,000	444,062
		3,531,562
Computer Software - 6.8%
Digital River, Inc., 2.00%, Due 11/1/30, (BBB) (1)	1,000,000	972,500
GSI Commerce, Inc., 2.50%, Due 6/1/27, (BBB)	500,000	545,000
Microsoft Corp., 0.00%, Due 6/15/13, (AAA) (1,2)	500,000	539,375
Nuance Communications, Inc., 2.75%, Due 8/15/27, (BB)	2,000,000	2,495,000
RightNow Technologies, Inc., 2.50%, Due 11/15/30, (NR) (1)	500,000	540,625
Rovi Corp., 2.625%, Due 2/15/40, (BBB)	750,000	1,095,000
WebMD Health Corp., 2.50%, Due 1/31/18, (NR) (1)	1,000,000	1,011,250
		7,198,750
Construction Material - 1.0%
CEMEX, S.A.B. de C.V., 4.875%, Due 3/15/15, (NR)	1,000,000	1,050,000

Consumer Goods - 0.3%
Regis Corp., 5.00%, Due 7/15/14, (BB)	250,000	325,312
Containers - 0.5%
Owens-Brockway Glass Container, 3.00%, Due 6/1/15, (BB)	500,000	512,500
Data Processing - 0.5%
CSG Systems International, Inc., 3.00%, Due 3/1/17, (BBB)	500,000	515,625
Energy - 6.8%
Goodrich Petroleum Corp., 5.00%, Due 10/1/29, (CCC)	1,000,000	1,015,000
McMoRan Exploration Co., 5.25%, Due 10/6/11, (B)	587,000	681,654
Oil States International, Inc., 2.375%, Due 7/1/25, (A)	500,000	1,080,625
SunPower Corp., 1.25%, Due 2/15/27, (BBB)	1,500,000	1,458,750
SunPower Corp., 4.50%, Due 3/15/15, (BBB)	750,000	720,600
Transocean, Inc., 1.50%, Due 12/15/37, (BBB)	1,000,000	981,250
Trina Solar Ltd., 4.00%, Due 7/15/13, (NR)	750,000	1,262,812
		7,200,691
Financial Services - 5.5%
Ares Capital Corp., 5.75%, Due 2/1/16, (BBB) (1)	250,000	258,125
Euronet Worldwide, Inc., 3.50%, Due 10/15/25, (B) (3)	1,000,000	1,000,000
Knight Capital Group, Inc., 3.50%, Due 3/15/15, (NR)	1,000,000	972,500
National Financial Partners Corp., 4.00%, Due 6/15/17, (NR)	750,000	900,000
Old Republic International Corp., 8.00%, Due 5/15/12, (BBB)	1,500,000	1,779,375
Tower Group, Inc., 5.00%, Due 9/15/14, (BBB) (1)	765,000	878,794
		5,788,794

See accompanying notes

Bancroft Fund Ltd. - Schedule of Investments - continued January 31, 2011
	Principal Amount	Value

Convertible Bonds and Notes - continued

Foods - 0.9%
Central European Distribution Corp., 3.00%, Due 3/15/13, (B)	$500,000	$474,375
Chiquita Brands International, Inc., 4.25%, Due 8/15/16, (B)	500,000	520,625
		995,000
Healthcare - 7.7%
Chemed Corp., 1.875%, Due 5/15/14, (AA)	890,000	903,350
China Medical Technologies, Inc., 4.00%, Due 8/15/13, (NR)	1,000,000	877,500
Integra Lifesciences Holdings Corp., 2.375%, Due 6/1/12, (BBB)	1,067,000	1,072,335
Kinetic Concepts, Inc., 3.25%, Due 4/15/15, (BB)	1,250,000	1,406,250
Lifepoint Hospitals, Inc., 3.50%, Due 5/15/14, (B)	1,000,000	1,012,500
Mylan, Inc., 1.25%, Due 3/15/12, (BB)	1,500,000	1,708,125
Sonosite, Inc., 3.75%, Due 7/15/14, (BBB)	1,000,000	1,136,250
		8,116,310
Metals and Mining - 3.6%
Jaguar Mining, Inc., 4.50%, Due 11/1/14, (B)	1,050,000	933,188
Kaiser Aluminum Corp., 4.50%, Due 4/1/15, (BBB)	1,000,000	1,191,200
Northgate Minerals Corp., 3.50%, Due 10/1/16, (BB)	500,000	493,750
RTI International Metals, Inc., 3.00%, Due 12/1/15, (BB)	375,000	406,875
United States Steel Corp., 4.00%, Due 5/15/14, (BB)	375,000	726,094
		3,751,107
Multi-Industry - 0.8%
LSB Industrials, Inc., 5.50%, Due 7/1/12, (A)	750,000	854,062
Pharmaceuticals - 8.1%
Amgen, Inc., 0.375%, Due 2/1/13, (A)	1,000,000	1,008,750
Amylin Pharmaceuticals, Inc., 3.00%, Due 6/15/14, (CCC)	500,000	451,875
Cephalon, Inc., 2.50%, Due 5/1/14, (A)	1,000,000	1,116,250
Cubist Pharmaceuticals, Inc., 2.25%, Due 6/15/13, (A)	750,000	774,375
Endo Pharmaceuticals Holdings, 1.75%, Due 4/15/15, (A)	750,000	955,312
Gilead Sciences, Inc., 0.50%, Due 5/1/11, (A)	750,000	779,062
Gilead Sciences, Inc., 1.00%, Due 5/1/14, (A) (1)	500,000	534,375
Gilead Sciences, Inc., 1.625%, Due 5/1/16, (A) (1)	375,000	405,000
Millipore Corp. (Merck KGAa), 3.75%, Due 6/1/26, (BB) (3,5)	750,000	926,700
Onyx Pharmaceuticals, Inc., 4.00%, Due 8/15/16, (BBB)	750,000	877,500
Teva Pharmaceutical Finance Co. B.V., 1.75%, Due 2/1/26, (A)	625,000	675,000
		8,504,199
Real Estate - 3.1%
Annaly Capital Management, Inc., 4.00%, Due 2/15/15, (NR)	1,250,000	1,467,188
Corporate Office Properties L.P., 4.25%, Due 4/15/30, (NR)	500,000	518,750
Lexington Realty Trust, 6.00%, Due 1/15/30, (NR)	1,000,000	1,277,500
		3,263,438
Semiconductors - 4.3%
Intel Corp., 2.95%, Due 12/15/35, (A) (3)	1,000,000	1,026,250
Intel Corp., 3.25%, Due 8/1/39, (A)	900,000	1,096,875
Micron Technology, Inc., 1.875%, Due 6/1/14, (B)	1,000,000	1,036,250
Sandisk Corp., 1.50%, Due 8/15/17, (BB)	1,000,000	1,093,750
Xilinx, Inc., 2.625%, Due 6/15/17, (BBB)	250,000	312,812
		4,565,937

See accompanying notes

Bancroft Fund Ltd. - Schedule of Investments - continued January 31, 2011
	Principal Amount	Value

Convertible Bonds and Notes - continued

Telecommunications - 7.4%
Anixter International, Inc., 1.00%, Due 2/15/13, (B)	$1,250,000	$1,462,500
Clearwire Communications Llc, 8.25%, Due 12/1/40, (CCC) (1)	500,000	536,875
Comtech Telecommunications Corp., 3.00%, Due 5/1/29, (BBB)	500,000	528,125
Equinix, Inc., 3.00%, Due 10/15/14, (B)	1,500,000	1,584,375
Equinix, Inc., 4.75%, Due 6/15/16, (B)	500,000	656,875
Finisar Corp., 5.00%, Due 10/15/29, (NR)	125,000	400,000
NII Holdings, Inc., 3.125%, Due 6/15/12, (B)	1,000,000	990,000
SBA Communications Corp., 1.875%, Due 5/1/13, (BBB)	1,000,000	1,136,250
Telecommunication Systems, Inc., 4.50%, Due 11/1/14, (B) (1)	500,000	476,875
		7,771,875
Transportation - 1.9%
DryShips, Inc., 5.00%, Due 12/1/14, (NR)	750,000	734,062
United Continental Holdings, 4.50%, Due 6/30/21, (CCC)	1,000,000	1,043,000
Ultrapetrol (Bahamas) Ltd., 7.25%, Due 1/15/17, (NR) (1)	250,000	251,250
		2,028,312
Travel and Leisure - 2.1%
Home Inns & Motels Management, 2.00%, Due 12/15/15, (NR) (1)	500,000	473,750
MGM Resorts International, 4.25%, Due 4/15/15, (CCC)	750,000	833,438
Morgans Hotel Group Co., 2.375%, Due 10/15/14, (BBB)	1,000,000	867,500
		2,174,688
Total Convertible Bonds and Notes		71,561,288
Corporate Bonds - 0.4%
Financial Services - 0.4%
Lehman Brothers Holdings, Inc., 1.00%, Due 3/23/09, (NR) (4)	1,500,000	236,250
Lehman Brothers Holdings, Inc., 6.00%, Due 10/12/10, (NR) (4)	50,000	196,500
		432,750
Total Corporate Bonds		432,750
	Shares
Convertible Preferred Stocks - 14.4%
Automotive - 2.2%
Ford Motor Co. Capital Trust II, 6.50%, (B)	45,000	2,352,600
Banking/Savings and Loan - 6.0%
Bank of America Corp., 7.25%, (BB)	1,600	1,584,800
Fifth Third Bancorp., 8.50%, (BB)	9,750	1,475,370
New York Community Capital Trust V, 6.00%, (BBB)	24,000	1,209,120
Wells Fargo & Co., 7.50%, (BBB)	2,000	2,085,000
		6,354,290
Energy - 2.3%
ATP Oil & Gas Corp., 8.00%, (NR)	5,000	483,750
Chesapeake Energy Corp., 5.00%, (B)	20,000	1,990,000
Whiting Petroleum Corp., 6.25%, (B)	131	39,333
		2,513,083

See accompanying notes

Bancroft Fund Ltd. - Schedule of Investments - continued January 31, 2011
	Shares	Value

Convertible Preferred Stocks - continued

Financial Services - 0.5%
The Hartford Financial Services Group, Inc., 7.25%, (BB)	20,000	$527,000
Foods - 0.7%
Bunge Ltd., 4.875%, (BB)	7,500	738,750
Retail - 0.7%
Amerivon Holdings LLC Series A, 4.00%, (NR)
(Acquired 4/1/10; Cost $1,500,000) (1,5,6)	567,810	756,793
Telecommunications - 0.9%
Crown Castle International Corp., 6.25%, (NR)	16,000	967,360
Tools - 0.9%
Stanley Black & Decker, Inc., 4.75%, (BBB)	8,000	933,840
Total Convertible Preferred Stocks		15,143,716
Mandatory Convertible Securities - 13.1% (7)
Automotive - 1.0%
General Motors Co., 4.75%, Due 12/1/13, (B)	20,000	1,086,200
Energy - 4.3%
Apache Corp., 6.00%, Due 8/1/13, (A)	23,000	1,505,120
Great Plains Energy, Inc., 12.00%, Due 6/15/12, (NR) (3)	20,000	1,296,000
UBS AG Exchangeable Note (GT Solar International, Inc.), 6.75%,
Due 9/15/13, (NR)	40,000	1,400,000
UBS AG Exchangeable Note (Stillwater Mining Co.), 9.375%,
Due 6/15/12, (NR)	12,000	333,360
		4,534,480
Financial Services - 1.5%
Citigroup, Inc. T-DECS, 7.50%, Due 7/15/12, (NR)	11,500	1,582,630
Foods - 1.5%
2009 Dole Food ACES Trust, 7.00%, Due 11/1/12, (CCC)	120,000	1,597,500
Home Building - 0.4%
Beazer Homes USA, Inc., 7.25%, Due 8/15/13, (NR)	17,500	415,100
Media and Entertainment - 0.1%
Nielsen Holdings B.V., 6.25%, Due 2/1/13, (CCC)	2,000	110,100
Metals And Mining - 2.7%
AngloGold Ashanti Ltd., 6.00%, Due 9/15/13, (NR)	5,900	302,670
Vale Capital II (Vale S.A.), 6.75%, Due 6/15/12, (BBB)	25,700	2,518,852
		2,821,522
Transportation - 0.7%
2010 Swift Mandatory Common Exchange Trust, 6.00%,
Due 12/31/13, (NR) (1)	50,000	680,500

See accompanying notes

Bancroft Fund Ltd. - Schedule of Investments - continued January 31, 2011
	Shares	Value

Mandatory Convertible Securities - continued

Utilities - 0.9%
Nextera Energy, Inc., 7.00%, Due 9/1/13, (A)	20,000	$990,200
Total Mandatory Convertible Securities		13,818,232
Common Stocks - 0.4%
Energy - 0.4%
ConocoPhillips	5,641	403,106
Total Common Stocks		403,106

Total Convertible Bonds and Notes - 67.8%		71,561,288
Total Corporate Bonds - 0.4%		432,750
Total Convertible Preferred Stocks - 14.4%		15,143,716
Total Mandatory Convertible Securities - 13.1%		13,818,232
Total Common Stocks - 0.4%		403,106
Total Investements - 96.1%		101,359,092
Other Assets, Net of Liabilites - 3.9%		4,123,812
Total Net Assets - 100.0%		$105,482,904

See accompanying notes

Bancroft Fund Ltd. - Schedule of Investments - continued January 31, 2011

(1) Security not registered under the Securities Act of 1933, as amended (the “Securities Act”) (i.e., the security was purchased in a Rule 144A or a Regulation D transaction).  The security may be resold only pursuant to an exemption from registration under the Securities Act, typically to qualified institutional buyers. The Fund generally has no rights to demand registration of such securities. The aggregate market value of these unregistered securities at January 31, 2011 was $8,583,899 which represented 8.1% of the Fund's net assets.

(2) Non-income producing security.

(3) Contingent payment debt instrument which accrues contingent interest.

(4) Security is in default.

(5) Investment is valued at fair value as determined in good faith pursuant to procedures adopted by the Board of Trustees.  It is possible that the estimated value may differ from the amount that might ultimately be realized in the near term, and the difference could be material.  The fair value of these securities amounted to $1,683,493 at January 31, 2011, which represented 1.6% of the Fund's net assets.

(6) Restricted securities include securities that have not been registered under the Securities Act and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. As of January 31, 2011, the Fund was invested in the following restricted securities:

Amerivon Holdings LLC units containing series A cv. pfd. shares and common equity units, acquired April 1, 2010.

(7) Mandatory Convertible Securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.

PORTFOLIO RATINGS:

Ratings are derived by management from various sources.

Where a security is rated by Standard & Poor’s, such rating appears in parentheses next to such security (but without any applicable + or - that might apply).

Where a security is rated by Standard & Poor’s and at least one other rating agency and the Fund believes the ratings to be functionally equivalent to one another, the Standard & Poor’s rating appears in parentheses next to such security (but without any applicable + or - that might apply).

Where a security is rated by Standard & Poor’s and at least one other rating agency and the Fund believes the ratings not to be functionally equivalent to one another, the Fund puts in parentheses next to such security the Standard & Poor’s rating which it believes approximates the average of all such ratings (but without any applicable + or - that might apply).

Where a security is not rated by Standard & Poor’s, the Fund puts in parentheses next to such security the Standard & Poor’s rating which it believes approximates the average of all such ratings (but without any applicable + or - that might apply).

NR is used whenever a rating is unavailable.

SUMMARY OF PORTFOLIO RATINGS *
AAA	1%
AA	1%
A	16%
BBB	24%
BB	15%
B	18%
CCC & below	5%
Not Rated	20%

* Excludes equity securities and cash. See accompanying notes

Bancroft Fund Ltd. - Selected Notes to Financial Statements - unaudited

Bancroft Fund Ltd. (the “Fund”), is registered under the Investment Company Act of 1940, as amended, (the “Act”) as a diversified, closed-end management investment company.

Security Valuation - Investments in securities traded on a national securities exchange are valued at market using the last reported sales price, supplied by an independent pricing service, as of the close of regular trading. Listed securities, for which no sales were reported, are valued at the mean between closing reported bid and asked prices as of the close of regular trading. Unlisted securities traded in the over-the-counter market are valued using an evaluated quotation provided by the independent pricing service, or, if an evaluated quotation is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and asked prices, the price to be used is the mean of the bid and asked prices. The independent pricing service derives an evaluated quotation by obtaining dealer quotations, analyzing the listed markets, reviewing trade execution data, evaluating the price of the underlying common stock and employing sensitivity analysis. Evaluated quotations may also reflect appropriate factors such as individual characteristics of the issue, broker/dealer quotations, and additional inputs such as benchmark yields, reported trades, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data. Securities for which quotations are not readily available, restricted securities and other assets are valued at fair value as determined in good faith pursuant to procedures approved by the Board of Trustees. Short-term debt securities with original maturities of 60 days or less are valued at amortized cost.

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in  the three broad levels listed below:

Level 1 - Quoted unadjusted prices for identical instruments in active markets.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-driven valuation in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers, and those received from an independent pricing service.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price an asset or liability based on the best available information.

The following is a summary of the inputs used to value the investments of the Fund as of January 31, 2011:

	Level 1	Level 2	Level 3

Investments in Securities:
Convertible Bonds and Notes	$ ---	$70,634,588	$ 926,700
Convertible Preferred Stocks	---	14,386,923	756,793
Mandatory Convertible Securities	---	13,818,232	---
Corporate Bonds and Notes	---	432,750	---
Common Stock	403,106	---	---
Total Investments	$403,106	$99,272,493	$1,683,493

Bancroft Fund Ltd. - Selected Notes to Financial Statements - continued

Security Valuation continued – The following is a reconciliation of assets for which level 3 inputs were used in determining value:

	Convertible Bonds and Notes	Corporate Bonds and Notes	Convertible Preferred Stocks	Total

Beginning balance	$935,400	$---	$756,793	$1,692,193

Change in unrealized appreciation (depreciation)	(8,700)	---	---	(8,700)

Net transfers in/out of level 3	---	---	---	---

Ending balance	$926,700	$---	$756,793	$1,683,493

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

In January 2010, the FASB issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about a) transfers into and out of Levels 1 and 2, and b) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure was effective for the first reporting period beginning after December 15, 2009, and for interim periods within those fiscal years. There were no significant transfers into and out of Levels 1 and 2 during the current period presented. The second disclosure will become effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact this disclosure may have on the Fund’s financial statements.

Securities Transactions and Related Investment Income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed) with gain or loss on the sale of securities being determined based on identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the  accrual basis, including accretion of discounts and amortization of non-equity premium.  For certain securities, known as “contingent payment debt instruments,” Federal tax  regulations require the Fund to record non-cash, “contingent” interest income in addition to interest income actually received.  Contingent interest income amounted to approximately one cent per share for the three months ended January 31, 2011.  In addition, Federal tax regulations require the Fund to reclassify realized gains on contingent payment debt instruments to interest income.  At January 31, 2011, there were unrealized losses of approximately four cents per share on contingent payment debt instruments.

Federal Income Tax Cost - At January 31, 2011, the cost basis of investments for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $93,130,208, $12,847,923, $(4,619,039) and $8,228,884, respectively.

ITEM 2. CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) are effective as of March 1, 2011 based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 17 CFR 240.15d-15(b)).

(b) There have been no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications of the principal executive officer and the principal financial officer of the Fund, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bancroft Fund Ltd.

By: /s/Thomas H. Dinsmore

    Thomas H. Dinsmore

    Chairman of the Board and

    Chief Executive Officer

    (Principal Executive Officer)

Date: April 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Thomas H. Dinsmore

    Thomas H. Dinsmore

    Chairman of the Board and

    Chief Executive Officer

    (Principal Executive Officer)

Date: April 1, 2011

By: /s/Gary I. Levine

    Gary I. Levine

    Chief Financial Officer

    (Principal Financial Officer)

Date: April 1, 2011